UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

MAY 31, 2018

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

LETTER TO SHAREHOLDERS

Dear Shareholder:

The directors, officers, and staff of the Funds and Thompson Investment Management, Inc. wish to commend John Feldt on his retirement from his positions with the Funds. John has been an Independent Director of the Funds since their 1987 founding and also served as the Board Chair and the Audit Committee Chair. The Funds have benefited tremendously from his knowledge and perspective for over 30 years. His wisdom and counsel were particularly helpful due to his expertise of the mutual fund industry and he has provided invaluable guidance during his tenure as Board Chair. The directors and management wish to thank him for these contributions.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2018

CONTENTS

Page(s)
Letter to Shareholders	1

LargeCap Fund
Investment review	3-5
Schedule of investments	6-9

MidCap Fund
Investment review	10-12
Schedule of investments	13-16

Bond Fund
Investment review	17-19
Schedule of investments	20-31

Fund Expense Examples	32

Financial Statements
Statements of assets and liabilities	33
Statements of operations	34
Statements of changes in net assets	35
Notes to financial statements	36-42
Financial highlights	43-45

Additional Information	46

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2018

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of 1.62% for the six-months ended May 31, 2018, as compared to its benchmark, the S&P 500 Index, which returned 3.16%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/18
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	10.67%	7.70%	10.62%	7.14%
S&P 500 Index	14.38%	10.97%	12.98%	9.14%

Gross Expense Ratio as of 03/31/18 was 1.22%.
Net Expense Ratio after reimbursement as of 03/31/18 was 1.05%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2019, so that the annual operating expenses of the Fund do not exceed 1.05% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates makes any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2018

Management Commentary

The semi-annual period began with strong performance for stocks in the large-cap universe, as stocks marched steadily upwards based on optimism from the corporate tax cut passed in December 2017. This changed once February hit, as factors such as concerns over higher interest rates, the impact of potential and enacted tariffs upon international trade, and the usual mid-term election jitters began to impact the market. The Fund’s holdings were not immune to this pattern, as they too peaked in late January before selling off the next month.

Of these concerns, we are most worried about the impact of a potential trade war upon the U.S. economy. While these tariffs are being sold politically as a benefit to the U.S. economy, we believe they act like a tax increase on consumers and risk inviting retaliatory tariffs that would hurt U.S. exports. Thus, we are not surprised by the negative reaction in equity markets. While not yet to the point where they endanger the current economic expansion, the danger in our view is that things spiral out of control as politicians are reluctant to back down for fear of appearing “weak”.

Our response to attempt to protect the portfolio for such a risk appears to be different from the path chosen by the majority of investors. While the S&P 500 itself was relatively unchanged from mid-February until the end of the semi-annual period, the performance of select few “favorite” stocks continued unimpeded. Not owning Amazon and Netflix alone cost the Fund roughly 1% in relative performance during the semi-annual period, as investors chose to bid up the stocks of companies perceived to be “immune” to the economic cycle due to their rapid growth. In the case of Netflix, growing negative free cash flow as revenues scale didn’t stop the stock from appreciating 87% during the semi-annual period. However, if economic trading policy gone bad were to lead to a recession, we believe the leaders of the market would be likely to come crashing down despite their perceived immunity, much as similar names did during the two previous recessions associated with the technology bubble and financial crisis.

We claim no special insight into the President’s strategy or end game with regard to trade. What we do know is that the pullback in the market, coupled with the strong improvement in the corporate earnings picture, has put the S&P 500 back into what we feel is reasonable valuation territory. At 15.3 times estimated 2019 consensus earnings, the market is squarely within the 12-16-times earnings range that we view as fairly valued in the long run. That doesn’t mean fear can’t drive the near-term valuation of the market lower as all the political bluster dents investor confidence, but it does mean the risks are fairly balanced at current levels.

This doesn’t mean all equities are equally attractive. If a recession is the ultimate result of a trade war between the United States and its trading partners, we believe the leaders of the market are likely to come crashing down despite their current perceived immunity, much as similar names did during the two previous recessions associated with the technology bubble and financial crisis. Thus, we believe that if an investor is concerned about trade, the better place to invest is in names that already appear to be depressed despite having attractive long-term prospects. We have long positioned the Fund for a rotation out of the old market leadership and into what we believe are more stable and reasonably valued sectors/industries. We are hopeful that many of your holdings will constitute the new market leadership, but are always prepared to switch if something more attractive emerges. We are closely monitoring potential new stocks for the Fund, some of which are currently priced too high in our view. However, if they decline enough as part of a correction they may reach a level that makes them more attractive than the current Fund holdings. If so, we will switch to the more attractive name.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A real estate investment trust’s (REITs) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 6 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow (FCF) represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base.

Price-To-Earnings (P/E) Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. Divide market value of a share by the earnings per share.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2018

Sector Weightings at 05/31/18
% of Total Investments

Top 10 Equity Holdings at 05/31/18
		% of Fund’s
Company	Industry	Net Assets
Alphabet, Inc. Class A	Internet Software & Services	3.21%
Microsoft Corp.	Software	2.72%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2.50%
General Electric Co.	Industrial Conglomerates	2.26%
Qualcomm, Inc.	Semiconductors & Semiconductor Equipment	2.25%
Bank of America Corp.	Banks	2.23%
Cisco Systems, Inc.	Communications Equipment	2.11%
Exact Sciences Corp.	Biotechnology	2.10%
Hanger, Inc.	Health Care Providers & Services	2.06%
CBS Corp. Class B	Media	2.04%

As of May 31, 2018, 99.8% of the Fund’s assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

	Shares	Value
COMMON STOCKS - 99.8%		$125,669,338
(COST $129,432,079)

Consumer Discretionary - 14.2%		17,889,817
Automobiles - 1.0%
Harley-Davidson, Inc.	29,850	1,226,238
Distributors - 1.0%
LKQ Corp. (a)	41,175	1,308,130
Hotels, Restaurants & Leisure - 1.0%
Starbucks Corp.	21,700	1,229,739
Household Durables - 0.5%
TopBuild Corp. (a)	7,927	665,472
Leisure Products - 1.0%
Brunswick Corp.	20,300	1,291,080
Media - 5.4%
CBS Corp. Class B	51,000	2,568,870
The Walt Disney Co.	25,350	2,521,564
Viacom Inc. Class B	61,175	1,657,843
Multiline Retail - 1.7%
Target Corp.	29,860	2,176,495
Specialty Retail - 1.6%
Bed Bath & Beyond Inc.	61,375	1,114,570
Lumber Liquidators Holdings, Inc. (a)	39,075	826,827
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	71,475	1,302,989

Consumer Staples - 4.7%		5,945,045
Food & Staples Retailing - 2.6%
Walgreens Boots Alliance, Inc.	39,925	2,490,921
Walmart Inc.	9,925	819,210
Household Products - 2.1%
Kimberly-Clark Corp.	13,793	1,391,024
The Procter & Gamble Co.	17,000	1,243,890

Energy - 8.1%		10,253,877
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	24,144	1,657,968
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	13,022	908,936
Chevron Corp.	9,945	1,236,164
Devon Energy Corp.	31,625	1,314,651
EOG Resources, Inc.	8,100	954,261
Exxon Mobil Corp.	38,820	3,153,737
Noble Energy, Inc.	28,800	1,028,160

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Shares	Value
COMMON STOCKS (continued)

Financials - 15.8%		$19,834,002
Banks - 9.6%
Bank of America Corp.	96,625	2,805,990
CIT Group Inc.	32,275	1,611,491
Citigroup Inc.	38,130	2,542,890
JPMorgan Chase & Co.	23,855	2,552,724
PNC Financial Services Group, Inc.	7,345	1,053,346
SunTrust Banks, Inc.	10,850	732,484
Zions Bancorporation	14,525	796,115
Capital Markets - 4.6%
Northern Trust Corp.	19,085	1,956,594
State Street Corp.	26,450	2,542,109
The Goldman Sachs Group, Inc.	5,550	1,253,634
Consumer Finance - 0.5%
Discover Financial Services	8,820	651,445
Insurance - 1.1%
FNF Group	36,125	1,335,180

Health Care - 22.1%		27,870,472
Biotechnology - 7.5%
AbbVie Inc.	19,575	1,936,750
Amgen Inc.	9,000	1,616,580
Celgene Corp. (a)	32,275	2,539,397
Exact Sciences Corp. (a)	44,375	2,642,087
MiMedx Group Inc. (a)	89,500	753,590
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	21,000	1,292,130
Zimmer Biomet Holdings, Inc.	10,950	1,221,035
Health Care Providers & Services - 8.6%
CVS Health Corp.	33,850	2,145,751
Express Scripts Holding Co. (a)	31,075	2,355,796
Hanger, Inc. (a)	149,825	2,594,969
HCA Healthcare, Inc.	14,400	1,485,216
McKesson Corp.	16,110	2,286,653
Pharmaceuticals - 4.0%
Johnson & Johnson	8,985	1,074,786
Merck & Co., Inc.	23,500	1,398,955
Pfizer Inc.	70,325	2,526,777

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Shares	Value
COMMON STOCKS (continued)

Industrials - 9.1%		$11,418,494
Air Freight & Logistics - 1.3%
FedEx Corp.	6,675	1,662,876
Airlines - 0.7%
Delta Air Lines, Inc.	17,000	918,850
Building Products - 2.9%
Johnson Controls Int’l. PLC	51,941	1,743,140
Masco Corp.	49,975	1,862,568
Electrical Equipment - 1.0%
ABB Ltd. ADR	54,175	1,231,940
Industrial Conglomerates - 2.3%
General Electric Co.	202,525	2,851,552
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	28,175	1,147,568

Information Technology - 24.1%		30,362,454
Communications Equipment - 2.9%
Cisco Systems, Inc.	62,160	2,654,854
Viavi Solutions Inc. (a)	107,735	1,024,560
Electronic Equipment, Instruments & Components - 1.6%
Corning Inc.	57,925	1,573,822
Maxwell Technologies, Inc. (a)	93,997	484,085
Internet Software & Services - 5.7%
Alphabet, Inc. Class A (a)	3,675	4,042,500
eBay Inc. (a)	33,070	1,247,400
Facebook, Inc. Class A (a)	9,725	1,865,060
IT Services - 3.5%
Alliance Data Systems Corp.	9,275	1,955,355
Black Knight, Inc. (a)	15,006	759,304
PayPal Holdings, Inc. (a)	12,270	1,006,999
Visa Inc. Class A	4,875	637,260
Semiconductors & Semiconductor Equipment - 4.9%
Infineon Technologies A.G. ADR	34,250	943,759
Intel Corp.	26,450	1,460,040
Maxim Integrated Products, Inc.	15,505	909,368
Qualcomm Inc.	48,830	2,838,000
Software - 4.3%
Microsoft Corp.	34,601	3,419,963
Oracle Corp.	42,475	1,984,432
Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc.	8,325	1,555,693

Materials - 1.7%		2,095,177
Metals & Mining - 1.7%
Freeport-McMoRan Inc.	123,975	2,095,177

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%^		$43,717
(COST $43,717)

Money Market Funds - 0.0%^		43,717
Fidelity Inst’l. Government Portfolio Class I, 1.635% (b)	43,717	43,717

TOTAL INVESTMENTS - 99.8% (COST $129,475,796)		125,713,055

NET OTHER ASSETS AND LIABILITIES - 0.2%		215,791

NET ASSETS - 100.0%		$125,928,846

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2018.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2018

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA

Performance
The MidCap Fund produced a total return of 1.98% for the six-months ended May 31, 2018, as compared to its benchmark, the Russell Midcap Index, which returned 2.59%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/18
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	8.97%	7.13%	9.99%	9.15%
Russell Midcap Index	12.67%	8.57%	11.79%	9.24%

Gross Expense Ratio as of 03/31/18 was 1.44%.
Net Expense Ratio after reimbursement as of 03/31/18 was 1.15%.*

*

The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2019, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2018

Management Commentary

As is almost always the case for the Funds, stock selection decisions explain most of the Fund’s performance differential over the last six months relative to its benchmark. Strong selection in the Consumer Staples, Healthcare and Materials sectors was outweighed by poor selection in the Information Technology, Financials and Consumer Discretionary sectors. Dispersion among individual stock contributions to performance was fairly tight, with only five stocks in the entire portfolio adding or subtracting more than 0.5% to total performance. The strongest contributor was Amplify Snack Brands, Inc. – the subject of a January acquisition by The Hershey Company.

March 31, 2018, marked the Thompson MidCap Fund’s 10-year anniversary. Launching in the midst of the financial crisis in 2008 meant that early shareholders had to suffer through a historic -37.35% drop that first year1. In the nine years that followed2, the Fund appreciated 309.02% or 16.94% per year. We appreciate those of you who hung in there during our first year and are pleased that the Fund’s shareholders have been able to participate in the bull market that followed that harrowing early period.

While investor preference has fluctuated greatly over the years, our process has remained consistent. In industry jargon, our strategy is what we would characterize as “GARP” or “Growth at a Reasonable Price.” Essentially, this means that we’re striving to create a portfolio of stocks that in aggregate have the potential to grow earnings at a faster pace than the Fund’s benchmark, while at the same time not overpaying for them. It’s a style that relies on traditional, bottom-up security analysis, and one that we believe gives us the chance to produce competitive long-term returns.

To Fund shareholders, thank you for the opportunity you’ve given us to manage your assets during the Fund’s first decade. We will work hard to give you a reason to celebrate again with us at the Fund’s next milestone.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 13 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

[1]	03/31/2008 – 03/31/2009, while the Fund’s benchmark returned -40.81% during that same period.
[2]	03/31/2009 – 03/31/2018, while the Fund’s benchmark returned 18.11% during that same period.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2018

Sector Weightings at 05/31/18
% of Total Investments

Top 10 Equity Holdings at 05/31/18
		% of Fund’s
Company	Industry	Net Assets
Hanger, Inc.	Health Care Providers & Services	3.26%
Exact Sciences Corp.	Biotechnology	2.13%
CIT Group Inc.	Banks	2.09%
Alliance Data Systems Corp.	IT Services	2.05%
Associated Banc-Corp	Banks	2.02%
Jazz Pharmaceuticals PLC	Pharmaceuticals	1.93%
Northern Trust Corp.	Capital Markets	1.89%
Hanesbrands, Inc.	Textiles, Apparel & Luxury Goods	1.81%
HD Supply Holdings, Inc.	Trading Companies & Distributors	1.80%
First Horizon National Corp.	Banks	1.79%

As of May 31, 2018, 100.0%, of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018

	Shares	Value
COMMON STOCKS - 99.9%		$49,939,908
(COST $41,700,764)

Consumer Discretionary - 18.9%		9,433,616
Automobiles - 1.0%
Harley-Davidson, Inc.	11,875	487,825
Distributors - 1.6%
LKQ Corp. (a)	24,545	779,795
Hotels, Restaurants & Leisure - 0.8%
Extended Stay America, Inc.	18,800	395,740
Household Durables - 4.2%
D.R. Horton, Inc.	10,100	426,321
Newell Brands, Inc.	31,631	745,859
PulteGroup Inc.	15,150	458,288
TopBuild Corp. (a)	5,625	472,219
Leisure Products - 2.8%
Brunswick Corp.	11,525	732,990
Mattel, Inc. (a)	43,650	677,448
Multiline Retail - 1.5%
Kohl’s Corp.	11,210	748,267
Specialty Retail - 3.6%
Bed Bath & Beyond Inc.	41,480	753,277
Lumber Liquidators Holdings, Inc. (a)	23,975	507,311
Urban Outfitters, Inc. (a)	12,475	518,212
Textiles, Apparel & Luxury Goods - 3.4%
Hanesbrands, Inc.	49,765	907,216
Skechers U.S.A., Inc. Class A (a)	21,425	622,610
Tapestry, Inc.	4,580	200,238

Consumer Staples - 3.9%		1,944,759
Beverages - 1.3%
Molson Coors Brewing Co. Class B	10,225	630,371
Food Products - 2.6%
Lamb Weston Holdings, Inc.	5,675	361,781
The Hain Celestial Group, Inc. (a)	12,875	328,570
The J. M. Smucker Co.	5,805	624,037

Energy - 5.7%		2,849,410
Energy Equipment & Services - 1.6%
Helmerich & Payne, Inc.	3,685	244,610
TechnipFMC PLC	17,125	533,444
Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp.	19,750	204,018
Devon Energy Corp.	9,125	379,326
Noble Energy, Inc.	22,050	787,185
Pioneer Natural Resources Co.	1,475	284,823
Southwestern Energy Co. (a)	87,950	416,004

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Shares	Value
COMMON STOCKS (continued)

Financials - 17.2%		$8,595,512
Banks - 9.3%
Associated Banc-Corp	36,543	1,008,587
CIT Group Inc.	20,880	1,042,538
First Horizon National Corp.	48,395	897,243
Regions Financial Corp.	16,035	292,478
SunTrust Banks, Inc.	8,820	595,438
Zions Bancorporation	14,635	802,144
Capital Markets - 3.5%
Eaton Vance Corp.	9,770	525,626
Northern Trust Corp.	9,230	946,260
State Street Corp.	2,775	266,705
Consumer Finance - 1.3%
Discover Financial Services	8,779	648,417
Insurance - 2.0%
FNF Group	17,525	647,724
Unum Group	9,580	371,800
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc. (a)	15,825	550,552

Health Care - 18.0%		8,987,148
Biotechnology - 4.1%
Exact Sciences Corp. (a)	17,875	1,064,277
MiMedx Group Inc. (a)	88,375	744,117
Xencor, Inc. (a)	5,800	232,058
Health Care Equipment & Supplies - 2.0%
Hologic, Inc. (a)	10,150	384,584
Zimmer Biomet Holdings, Inc.	5,500	613,305
Health Care Providers & Services - 8.7%
Acadia Healthcare Co., Inc. (a)	13,675	549,598
Envision Healthcare Corp. (a)	18,955	812,790
Hanger, Inc. (a)	94,044	1,628,842
Henry Schein, Inc. (a)	3,775	261,230
McKesson Corp.	2,390	339,237
Patterson Cos., Inc.	10,980	229,702
Premier, Inc. Class A (a)	16,175	527,628
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)	31,200	636,480
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (a)	5,700	963,300

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Shares	Value
COMMON STOCKS (continued)

Industrials - 11.8%		$5,929,123
Building Products - 3.0%
A.O. Smith Corp.	6,250	394,188
Masco Corp.	19,775	737,014
USG Corp. (a)	9,125	378,505
Electrical Equipment - 1.1%
Regal Beloit Corp.	7,030	558,533
Machinery - 5.2%
Ingersoll-Rand PLC	5,725	501,167
Kornit Digital Ltd. (a)	7,500	128,625
Mueller Water Products, Inc. Class A	30,525	363,553
REV Group, Inc.	35,650	604,624
SPX Corp. (a)	7,650	262,089
SPX Flow, Inc. (a)	16,790	731,540
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (a)	22,075	899,115
W.W. Grainger, Inc.	1,198	370,170

Information Technology - 14.9%		7,451,958
Communications Equipment - 2.4%
Lumentum Holdings Inc. (a)	7,500	440,625
Viavi Solutions Inc. (a)	78,231	743,977
Electronic Equipment, Instruments & Components - 1.8%
FARO Technologies, Inc. (a)	4,150	222,648
II-VI Inc. (a)	9,400	413,130
Maxwell Technologies, Inc. (a)	49,997	257,485
IT Services - 3.8%
Alliance Data Systems Corp.	4,870	1,026,693
Black Knight, Inc. (a)	8,735	441,991
Fiserv, Inc. (a)	6,238	452,879
Semiconductors & Semiconductor Equipment - 3.2%
Cavium Inc. (a)	7,425	620,804
Infineon Technologies A.G. ADR	18,150	500,123
Maxim Integrated Products, Inc.	8,066	473,071
Software - 0.6%
Take-Two Interactive Software, Inc. (a)	2,735	306,539
Technology Hardware, Storage & Peripherals - 3.1%
CPI Card Group Inc. (a)	150,397	400,056
Electronics for Imaging, Inc. (a)	26,450	884,223
Pure Storage, Inc. Class A (a)	12,475	267,714

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Shares	Value
COMMON STOCKS (continued)

Materials - 3.8%		$1,899,662
Chemicals - 1.3%
Ecolab Inc.	2,581	368,076
Int’l. Flavors & Fragrances Inc.	2,410	294,333
Containers & Packaging - 0.5%
AptarGroup, Inc.	2,650	244,648
Metals & Mining - 2.0%
Freeport-McMoRan Inc.	49,125	830,212
Lundin Mining Corp.	25,900	162,393

Real Estate - 4.5%		2,273,247
Real Estate Investment Trusts - 3.5%
DiamondRock Hospitality Co.	44,600	567,758
Host Hotels & Resorts Inc.	26,235	567,463
Kimco Realty Corp.	41,950	648,547
Real Estate Management & Development - 1.0%
Realogy Holdings Corp.	20,575	489,479

Utilities - 1.2%		575,473
Multi-Utilities - 1.2%
MDU Resources Group, Inc.	13,225	367,655
SCANA Corp.	5,725	207,818

SHORT-TERM INVESTMENTS - 0.1%		35,854
(COST $35,854)

Money Market Funds - 0.1%		35,854
Fidelity Inst’l. Government Portfolio Class I, 1.635% (b)	35,854	35,854

TOTAL INVESTMENTS - 100.0% (COST $41,736,618)		49,975,762

NET OTHER ASSETS AND LIABILITIES - 0.0%^		24,412

NET ASSETS - 100.0%		$50,000,174

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2018.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2018

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of 1.66% for the six-months ended May 31, 2018, as compared to its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, which returned -0.28%, and as compared to the Bloomberg Barclays U.S. Credit 1-5 Year Index, which returned -0.29%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/18
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	3.00%	3.72%	3.05%	5.50%
Bloomberg Barclays U.S. Gov’t./Credit 1-5 Year Index	-0.28%	0.79%	1.03%	2.26%
Bloomberg Barclays U.S. Credit 1-5 Year Index	0.15%	1.38%	1.65%	3.31%

Gross Expense Ratio as of 03/31/18 was 0.71%.	30-Day SEC Yield as of 05/31/18 was 3.37%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2018

Management Commentary

It was a challenging period for fixed-income strategies, as evidenced by the negative returns produced by the Fund’s primary and secondary benchmarks. Interest rates rose across all tenors, providing an illustration writ large of the inverse relationship between bond prices and interest rate movements. While this relationship is most keenly felt in longer-maturity issues, shorter duration bond performance was also challenged, as US Treasury yields on maturities ranging from one month out to 7 years increased by between 0.50% and 0.66%. With absolute yields still relatively low, there isn’t much income being generated to offset even modest price declines.

Until prevailing interest rates approach more historically normal levels, we’re likely to employ a cautious approach to interest-rate risk. While credit spreads did expand over the last 6 months, they aren’t yet in our view attractive enough to outweigh this inclination. We’ve therefore continued our gravitation toward shorter-maturity bonds while we wait for opportunities to arise at the longer end of the Fund’s maturity ladder. Consequently, the Fund’s duration was 1.24 years at the end of the semi-annual period – the low end of its historical range. This, along with its SEC yield of 3.37%, contributed greatly to the Fund’s competitive performance during the period.

We have also increased the Funds’ exposure to floating-rate securities over time. The coupons for floating-rate issues periodically fluctuate according to designated interest rate benchmarks like LIBOR (London Interbank Offered Rate). The interest being paid by the issuer to bondholders therefore increases and decreases along with changes to these benchmark rates. In a rising rate environment, floating rate bonds can sometimes mitigate price declines. Over the last three years, we have attempted to opportunistically add these securities to the portfolio in anticipation of rising interest rates, and the benefit of doing so has been realized by the Fund over the last several quarters.

Our strategy remains constant. The environment in which we operate does not. These sometimes-dramatic changes in the Fund’s portfolio characteristics generally do not happen quickly. Rather, they emerge gradually over time as we assess and react to the various risks and opportunities available to us in the market. With a high percentage of the Fund’s portfolio at the end of the period in issues maturing in less than 12 months, we expect that we will have ample flexibility to take advantage of those opportunities as they arise.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 20 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

LIBOR is a benchmark rate that some of the world’s leading banks charge each other for short-term loans. It stands for Intercontinental Exchange London Interbank Offered Rate and serves as the first step to calculating interest rates on various loans throughout the world.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Credit Ratings are provided by Standard & Poor’s, who assign a rating based on their analysis of the issuer’s creditworthiness. The highest rating given is AAA and the lowest is C.

The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted. Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. The highest rating assigned by Moody’s is AAA and the lowest is C.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2018

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of May 31, 2018, 74.39% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the composition of the Fund’s portfolio as of that date was consistent with the composition of the Fund’s portfolio over the past 5 years. In addition, as of that date 63.55% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 4.67% of the Fund’s portfolio was rated below investment-grade and 17.59% of the Fund’s portfolio was not rated by Standard & Poor’s. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim.com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

Asset Allocation at 05/31/18
(Includes cash equivalents)
% of Total Investments
Corporate Bonds	74.39%
Asset-Backed Securities	12.89%
Taxable Municipal Bonds	4.26%
Commercial Mortgage-Backed Securities	3.94%
U.S. Government & Agency Issues	2.15%
Sovereign Bonds	1.86%
Tax-Exempt Municipal Bonds	0.22%
Federal Agency Mortgage-Backed Securities	0.20%
Residential Mortgage-Backed Securities	0.09%
100.00%

Quality Composition at 05/31/18^
(Includes cash equivalents)
% of Total Investments
U.S. Government & Agency Issues	2.36%
AAA	0.38%
AA	3.21%
A	13.35%
BBB	73.26%
BB and Below	7.05%
Not Rated	0.39%
100.00%

^ The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organizations (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 05/31/18.

Top 10 Bond Holdings by Issuer at 05/31/18
% of Fund’s Net Assets
XL Group PLC	2.79%
MBIA Inc.	2.39%
GFI Group Inc.	2.24%
County of Racine WI	2.11%
General Electric Co.	1.91%
Western Union Co.	1.48%
Lincoln National Corp.	1.45%
Activision Blizzard, Inc.	1.43%
Goldman Sachs Group, Inc.	1.41%
Capital One N.A.	1.40%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2018
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 99.2%				$2,953,293,017
(COST $2,993,350,271)

Asset-Backed Securities - 12.9%				385,771,382
Air Canada, Series 2013-1B (h)	5.375	11/15/22	8,281,949	8,462,495
Air Canada, Series 2015-2B (h)	5.000	06/15/25	4,936,386	5,013,888
Airspeed Ltd., Series 2007-1A G1 (1 month LIBOR + 0.270%,
floor 0.000%) (c) (h)	2.189	06/15/32	2,960,813	2,580,063
America West Airlines, Series 1999-1	7.930	07/02/20	1,727,177	1,778,992
America West Airlines, Series 2000-1	8.057	01/02/22	18,936	20,529
America West Airlines, Series 2001-1	7.100	10/02/22	3,519,521	3,748,290
Applebee’s Funding LLC / IHOP Funding LLC, Series 2014-1 A2 (h)	4.277	09/05/44	39,858,705	39,477,345
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	18,927,649	19,332,700
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	39,424	40,267
Business Jet Securities, LLC, Series 2018-1 A (h)	4.335	02/15/33	8,093,579	8,122,238
Business Jet Securities, LLC, Series 2018-1 B (h)	6.048	02/15/33	1,145,509	1,161,919
Cajun Global LLC, Series 2017-1A A2 (h)	6.500	08/20/47	9,700,000	9,696,023
CAL Funding II Ltd., Series 2012-1A A (h)	3.470	10/25/27	1,234,458	1,225,573
CAL Funding II Ltd., Series 2013-1A A (h)	3.350	03/27/28	3,136,833	3,117,473
Castle Aircraft Securitization Trust, Series 2015-1A A (h)	4.703	12/15/40	1,079,678	1,078,855
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	14,571	15,154
Continental Airlines, Series 1999-2 C	6.236	09/15/21	473,557	483,028
Continental Airlines, Series 2010-1 B	6.000	07/12/20	1,984,744	2,015,805
Continental Airlines, Series 2012-1 B	6.250	10/11/21	5,013,748	5,164,160
Continental Airlines, Series 2012-2 B	5.500	04/29/22	7,950,808	8,137,652
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,801,577	1,995,067
Delta Air Lines, Series 2010-1 A	6.200	01/02/20	4,028,009	4,042,107
Delta Air Lines, Series 2012-1B (h)	6.875	05/07/19	545,537	556,447
Dong Fang Container Finance SPV Ltd., Series 2013-1 A (h)	3.960	09/25/28	2,872,054	2,785,186
Dong Fang Container Finance SPV Ltd., Series 2014-1A A2 (h)	3.550	11/25/39	363,756	346,558
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	13,775,502	14,084,073
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	2,244,618	2,294,898
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 B (h)	6.500	05/30/21	4,552,120	4,632,798
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	3,864,053	3,902,049
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	19,839,185	20,074,581
Element Rail Leasing LLC, Series 2014-1A B1 (h)	4.406	04/19/44	10,158,750	10,129,295
Element Rail Leasing LLC, Series 2015-1A B1 (h)	4.175	02/19/45	16,917,000	16,380,844
EngenCap ABS Trust, Series 2016-1 A (h)	3.670	12/21/26	37,565,160	36,858,935
FPL Energy Caithness Funding Corp. (h)	7.645	12/31/18	964,237	973,879
FRS LLC, Series 2013-1A B (h)	3.960	04/15/43	1,594,874	1,584,355
Global Container Assets Ltd., Series 2015-1A A1 (h)	2.100	02/05/30	1,777,014	1,767,231
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (h)	3.190	07/17/29	4,810,000	4,740,129
Harley Marine Financing LLC, Series 2018-1A A2 (h)	5.682	05/15/43	5,000,000	5,107,500
HP Communities LLC (h)	5.320	03/15/23	297,770	311,000
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	8,717,099	8,229,299
Landmark Leasing LLC, Series 2004A (h)	6.200	10/01/22	265,311	267,131
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	4,592,571	4,445,609
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	13,581,485	13,816,243
Merlin Aviation Holdings D.A.C., Series 2016-1 B (h)	6.500	12/15/32	1,577,789	1,606,848
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	14,214,871	14,508,318
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	17,057,846	17,754,780

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Northwest Airlines, Series 1999-2 A	7.575	09/01/20	133,577	$134,913
Northwest Airlines, Series 2000-1 G (b)	7.150	04/01/21	9,830	10,051
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	1,110,613	1,143,932
Prudential Securities Structured Assets, Inc., Series 1998-1 A
(1 month LIBOR + 0.420%, floor 0.000%) (c) (h)	2.329	03/02/25	10,962,163	10,167,406
Spirit Master Funding, LLC, Series 2014-2A A (h)	5.760	03/20/41	3,841,412	3,952,313
Spirit Master Funding, LLC, Series 2014-4A A1 (h)	3.501	01/20/45	4,853,256	4,862,029
Textainer Marine Containers V Ltd., Series 2017-1A B (h)	4.850	05/20/42	1,714,791	1,713,047
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	29,400,000	29,750,742
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,697,931	1,731,890
US Airways, Series 1999-1 A	8.360	07/20/20	3,551	3,658
US Airways, Series 2001-1 G	7.076	09/20/22	456,392	485,487
US Airways, Series 2012-1 B	8.000	04/01/21	16,980,763	17,829,801
Virgin Australia Trust, Series 2013-1 A (h)	5.000	04/23/25	116,021	118,504

Commercial Mortgage-Backed Securities - 4.0%				118,000,527
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D
(1 month LIBOR + 2.750%, floor 2.750%) (c) (h)	4.669	06/15/31	12,000,000	11,921,311
COMM Mortgage Trust, Series 2012-CR3 E (c) (h)	4.914	10/15/45	5,000,000	4,241,533
COMM Mortgage Trust, Series 2013-CR9 D (c) (h)	4.404	07/10/45	4,898,000	4,207,543
COMM Mortgage Trust, Series 2014-CC17 D (c) (h)	4.962	05/10/47	5,210,000	4,625,120
COMM Mortgage Trust, Series 2014-LC17 D (h)	3.687	10/10/47	5,000,000	3,785,359
GS Mortgage Securities Trust, Series 2010-C1 E (h)	4.000	08/10/43	17,741,000	16,875,303
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D (c) (h)	4.724	07/15/47	5,000,000	4,315,273
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18 D (h)	3.389	10/15/47	5,000,000	3,760,753
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 D (c) (h)	4.382	04/15/48	5,000,000	4,268,282
SCG Trust, Series 2013-SRP1 C (1 month LIBOR + 3.250%,
floor 3.250%) (c) (h)	5.419	11/15/26	18,940,000	18,776,442
TRU Trust, Series 2016-1 A (1 month LIBOR + 2.250%,
floor 1.750%) (c) (h)	4.169	11/15/30	9,132,073	9,058,021
TRU Trust, Series 2016-1 B (1 month LIBOR + 3.150%,
floor 2.750%) (c) (h)	5.069	11/15/30	14,600,000	13,702,189
TRU Trust, Series 2016-1 C (1 month LIBOR + 4.000%,
floor 4.000%) (c) (h)	5.919	11/15/30	14,575,000	12,641,530
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (h)	3.938	08/15/50	7,072,000	5,821,868

Corporate Bonds - 74.8%				2,226,591,488
Actavis Funding SCS	2.450	06/15/19	6,259,000	6,220,394
Activision Blizzard, Inc. (h)	6.125	09/15/23	40,869,000	42,538,416
American Tower Corp.	3.400	02/15/19	2,375,000	2,385,558
Ameriprise Financial, Inc.	7.300	06/28/19	4,625,000	4,837,166
AmTrust Financial Services, Inc.	6.125	08/15/23	19,790,000	19,133,153
Anadarko Petroleum Corp.	8.700	03/15/19	1,495,000	1,559,596
Anadarko Petroleum Corp.	6.950	06/15/19	2,990,000	3,105,302
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.250	10/15/22	32,365,000	33,740,512
Apache Corp.	6.900	09/15/18	4,754,000	4,811,125

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Arbor Realty Trust, Inc. (h)	5.625	05/01/23	12,500,000	$12,537,122
ARC Properties Operating Partnership, L.P.	3.000	02/06/19	3,475,000	3,476,142
Arconic Inc.	6.150	08/15/20	5,904,000	6,170,270
Arconic Inc.	5.400	04/15/21	6,922,000	7,103,010
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (c)	4.505	12/15/66	23,364,000	21,962,160
Australia & New Zealand Banking Group Ltd.	2.250	06/13/19	2,500,000	2,488,778
Avon Products, Inc. (e)	6.600	03/15/20	500,000	500,000
AXIS Specialty Finance PLC	2.650	04/01/19	5,797,000	5,787,666
Bank of America Corp. (3 month LIBOR + 3.630%) (c) (g)	5.989	07/30/18	1,693,000	1,701,465
Bank of America Corp.	5.490	03/15/19	344,000	350,993
Bank of America Corp. (5.125% to 06/17/19,
then 3 month LIBOR + 3.387%) (c) (g)	5.125	06/17/19	6,753,000	6,820,530
Bank of America Corp. (5.200% to 06/01/23,
then 3 month LIBOR + 3.135%) (c) (g)	5.200	06/01/23	2,500,000	2,456,475
Bank of America Corp. (4.0 times (USISDA10 - USISDA02) -
0.250%, floor 0.000%, cap 10.000%) (c)	0.272	11/19/30	671,000	390,690
Bank of the Ozarks, Inc. (5.500% to 07/01/21,
then 3 month LIBOR + 4.425%) (c)	5.500	07/01/26	7,840,000	8,124,436
Barclays Bank PLC (1.750% to 09/13/18, then 2.25%) (d)	1.750	09/13/19	15,000,000	14,886,907
Barclays Bank PLC (CPI YOY + 1.000%, floor 0.000%) (c)	3.212	03/16/23	4,435,000	4,412,825
Barclays Bank PLC (3 month LIBOR + 0.650%,
floor 1.650%, cap 6.000%) (c)	3.013	02/05/25	15,000,000	14,511,082
Barclays Bank PLC (5.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	0.630	04/30/29	2,425,000	1,805,413
Barclays Bank PLC (8.0 times (USISDA30 - USISDA05)
- 0.250%, floor 0.000%, cap 8.000%) (c)	0.000	08/28/29	2,721,000	1,929,189
Becton Dickinson and Co.	2.133	06/06/19	4,510,000	4,472,285
Becton Dickinson and Co.	2.675	12/15/19	9,660,000	9,608,890
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (c)	3.055	06/06/22	23,855,000	23,919,356
Best Buy Co., Inc.	5.000	08/01/18	5,863,000	5,881,432
BGC Partners Inc.	5.375	12/09/19	110,000	112,687
BHP Billiton Finance USA Ltd. (6.250% to 10/19/20, then USSW5
+4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%) (c) (h)	6.250	10/19/75	7,951,000	8,288,918
Boardwalk Pipelines, LP	5.750	09/15/19	1,495,000	1,543,440
Braskem Finance Ltd. (h)	5.750	04/15/21	10,000,000	10,385,000
Broadcom Corp.	2.700	11/01/18	930,000	930,777
Brunswick Corp. (h)	4.625	05/15/21	10,828,000	10,843,181
Buckeye Partners, L.P.	2.650	11/15/18	17,803,000	17,781,003
Buckeye Partners, L.P.	5.500	08/15/19	1,000,000	1,027,505
Bunge Ltd. Finance Corp.	8.500	06/15/19	1,833,000	1,931,456
CA, Inc.	2.875	08/15/18	10,256,000	10,259,204
Cabot Corp.	7.420	12/11/18	1,000,000	1,020,273
Cadence BanCorp (h)	4.875	06/28/19	3,500,000	3,522,449
Cameron Int’l. Corp.	6.375	07/15/18	1,786,000	1,793,358
Campbell Soup Co.	4.500	02/15/19	14,325,000	14,486,416
Campbell Soup Co.	8.875	05/01/21	3,750,000	4,255,094
Capital One Bank USA N.A.	2.150	11/21/18	26,105,000	26,055,341
Capital One Bank USA N.A.	2.250	02/13/19	1,250,000	1,246,181
Capital One Bank USA N.A.	8.800	07/15/19	8,907,000	9,437,870

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Capital One N.A. (3 month LIBOR + 1.150%) (c)	3.471	08/17/18	4,775,000	$4,781,505
Catholic Health Initiatives	2.600	08/01/18	15,076,000	15,080,751
CBL & Associates LP	5.250	12/01/23	7,075,000	6,039,549
CBL & Associates LP	4.600	10/15/24	5,889,000	4,775,820
Citigroup, Inc.	2.150	07/30/18	230,000	229,922
Citigroup, Inc.	2.500	09/26/18	16,951,000	16,950,667
Citizens Bank, N.A. (3 month LIBOR + 0.950%) (c)	3.252	03/29/23	10,000,000	10,011,156
Cleveland Electric Illuminating Co.	8.875	11/15/18	995,000	1,021,267
Coca-Cola Femsa S.A.B. de C.V.	2.375	11/26/18	488,000	487,604
Continental Resources, Inc.	5.000	09/15/22	12,387,000	12,574,886
County Bancorp, Inc. (5.875% to 06/01/23,
then 3 month LIBOR + 2.884%) (c) (h)	5.875	06/01/28	7,500,000	7,500,000
CVS Health Corp.	2.250	12/05/18	25,196,000	25,150,138
D.R. Horton, Inc.	3.750	03/01/19	28,686,000	28,799,025
Delphi Financial Group, Inc.	7.875	01/31/20	1,428,000	1,531,827
Depository Trust & Clearing Corp. (4.875% to 06/15/20,
then 3 month LIBOR + 3.167%) (c) (g) (h)	4.875	06/15/20	750,000	753,750
Deutsche Bank AG (3 month LIBOR + 1.450%) (c)	3.805	01/18/19	184,000	184,867
Deutsche Bank AG	2.500	02/13/19	12,902,000	12,826,853
Deutsche Bank AG	2.850	05/10/19	20,586,000	20,397,760
Devon Energy Corp.	2.250	12/15/18	80,000	79,589
Devon Energy Corp.	6.300	01/15/19	127,000	129,250
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (h)	3.480	06/01/19	2,500,000	2,509,989
Discover Bank	2.600	11/13/18	25,819,000	25,812,093
Discover Financial Services	10.250	07/15/19	11,309,000	12,118,093
Dominion Resources, Inc.	1.875	01/15/19	1,250,000	1,243,026
DPL Inc.	6.750	10/01/19	1,106,000	1,146,093
Dr Pepper Snapple Group, Inc.	2.600	01/15/19	5,000,000	4,994,155
Drawbridge Special Opportunities Fund L.P. (h)	5.000	08/01/21	15,000,000	15,026,096
Eagle Bancorp, Inc. (5.000% to 08/01/21,
then 3 month LIBOR + 3.850%) (c)	5.000	08/01/26	5,624,000	5,692,697
Eaton Corp.	6.950	03/20/19	340,000	351,179
Edwards Lifesciences Corp.	2.875	10/15/18	19,153,000	19,162,595
El Paso Corp.	7.250	06/01/18	4,519,000	4,519,000
Enable Midstream Partners, LP (b)	2.400	05/15/19	11,864,000	11,788,019
Enbridge Energy Partners, L.P.	9.875	03/01/19	3,010,000	3,163,121
Energy Transfer Partners, L.P.	2.500	06/15/18	6,696,000	6,696,150
Energy Transfer Partners, L.P.	6.700	07/01/18	2,315,000	2,321,596
Energy Transfer Partners, L.P.	9.700	03/15/19	10,549,000	11,103,141
Energy Transfer Partners, L.P.	9.000	04/15/19	2,817,000	2,957,095
EnLink Midstream Partners, LP	2.700	04/01/19	14,188,000	14,137,005
Ensco PLC	8.000	01/31/24	12,306,000	12,275,235
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (c)	4.784	06/01/67	8,538,000	8,452,620
Enterprise Products Operating LLC (5.250% to 08/16/27,
then 3 month LIBOR + 3.033%) (c)	5.250	08/16/77	6,666,000	6,282,705
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (c)	4.728	05/01/67	13,386,000	13,252,140
Exxon Mobil Corp. (3 month LIBOR + 0.780%) (c)	2.786	03/01/19	400,000	402,310
FedEx Corp.	8.000	01/15/19	940,000	970,599

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Fifth Third Bancorp (4.900% to 09/30/19,
then 3 month LIBOR + 3.129%) (c) (g)	4.900	09/30/19	40,162,000	$40,061,595
Flagstar Bancorp, Inc.	6.125	07/15/21	28,956,000	30,578,802
Flex Ltd.	4.625	02/15/20	1,750,000	1,786,069
Flushing Financial Corp. (5.250% to 12/15/21,
then 3 month LIBOR + 3.440%) (c)	5.250	12/15/26	730,000	749,687
FMG Resources August 2006 Pty. Ltd. (h)	9.750	03/01/22	2,452,762	2,703,128
Ford Motor Credit Co. LLC	2.240	06/15/18	17,639,000	17,637,781
Ford Motor Credit Co. LLC	2.551	10/05/18	5,280,000	5,280,318
Ford Motor Credit Co. LLC	2.375	03/12/19	1,155,000	1,151,551
Ford Motor Credit Co. LLC	2.262	03/28/19	5,562,000	5,535,934
Ford Motor Credit Co. LLC	2.021	05/03/19	500,000	495,907
GATX Corp.	2.375	07/30/18	1,755,000	1,755,018
GATX Corp.	2.500	03/15/19	11,908,000	11,895,760
General Electric Capital Corp.	6.000	06/15/18	220,000	220,088
General Electric Capital Corp.	5.100	02/15/19	522,000	528,269
General Electric Capital Corp. (3 month LIBOR + 1.000%) (c)	3.348	04/15/23	5,000,000	5,052,331
General Electric Capital Corp. (3 month LIBOR + 0.380%) (c)	2.743	05/05/26	5,148,000	5,000,602
General Electric Co. (5.000% to 01/21/21,
then 3 month LIBOR + 3.330%) (c) (g)	5.000	01/21/21	46,706,000	46,145,528
General Mills, Inc.	5.650	02/15/19	1,440,000	1,469,798
General Motors Co.	3.500	10/02/18	347,000	347,985
General Motors Financial Co., Inc.	6.750	06/01/18	20,651,000	20,651,000
General Motors Financial Co., Inc.	2.400	05/09/19	750,000	746,639
Genworth Financial Inc.	7.700	06/15/20	2,918,000	2,932,590
GFI Group Inc. (e)	8.375	07/19/18	66,639,000	66,652,328
GLP Capital L.P. / GLP Financing II, Inc.	4.375	11/01/18	3,280,000	3,288,200
Goldman Sachs Group, Inc.	2.900	07/19/18	4,916,000	4,920,129
Goldman Sachs Group, Inc.	2.625	01/31/19	25,000,000	25,008,525
Goldman Sachs Group, Inc. (3 month LIBOR + 1.600%) (c)	3.919	11/29/23	11,601,000	12,038,710
Hainan Airlines Hong Kong Co., Ltd. (h)	3.625	02/07/20	10,000,000	9,947,180
Hartford Financial Services Group, Inc. (8.125% to 06/15/18,
then 3 month LIBOR + 4.6025%) (c)	8.125	06/15/68	18,481,000	18,504,101
HCA Inc.	3.750	03/15/19	24,073,000	24,193,365
HCA Inc.	6.500	02/15/20	3,027,000	3,163,215
HCP, Inc.	3.750	02/01/19	16,491,000	16,548,905
Health Care REIT, Inc.	4.125	04/01/19	5,750,000	5,793,486
Hewlett Packard Enterprise Co. (b)	2.850	10/05/18	21,805,000	21,825,204
Hughes Satellite Systems Corp.	6.500	06/15/19	3,611,000	3,723,844
Huntington National Bank	6.600	06/15/18	1,206,000	1,207,470
Huntington National Bank	2.000	06/30/18	250,000	249,938
Huntington National Bank	2.200	11/06/18	1,000,000	998,871
ING Bank N.V. (4.125% to 11/21/18,
then USISDA05 + 2.700%) (c) (h)	4.125	11/21/23	600,000	602,040
International Lease Finance Corp.	6.250	05/15/19	1,545,000	1,592,237
Interstate Power & Light Co.	5.875	09/15/18	5,450,000	5,502,578
Interstate Power & Light Co.	7.250	10/01/18	2,103,000	2,134,900
INVISTA Finance LLC (h)	4.250	10/15/19	32,165,000	32,253,230
IPALCO Enterprises, Inc.	3.450	07/15/20	865,000	856,350

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Jersey Central Power & Light Co.	7.350	02/01/19	500,000	$513,500
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (c) (g)	5.829	07/30/18	21,491,000	21,625,319
JPMorgan Chase & Co. (5.000% to 07/01/19,
then 3 month LIBOR + 3.320%) (c) (g)	5.000	07/01/19	15,000,000	15,131,250
Kinder Morgan Energy Partners, L.P.	2.650	02/01/19	2,231,000	2,224,432
Kinder Morgan Energy Partners, L.P.	9.000	02/01/19	6,109,000	6,348,523
Kraft Heinz Foods Co. (h)	6.125	08/23/18	50,000	50,411
Leggett & Platt, Inc.	4.400	07/01/18	4,749,000	4,755,721
Lincoln National Corp. (3 month LIBOR + 2.3575%) (c)	4.678	05/17/66	25,985,000	24,945,600
Lincoln National Corp. (3 month LIBOR + 2.040%) (c)	4.399	04/20/67	19,155,000	18,120,630
Lockheed Martin Corp.	1.850	11/23/18	482,000	480,178
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (c)	3.183	12/28/20	14,173,000	14,180,441
Manufacturers & Traders Trust Co. (3 month LIBOR + 0.640%) (c)	2.646	12/01/21	1,007,000	1,002,669
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.	5.500	02/15/23	1,403,000	1,438,777
Marriott Int’l., Inc.	3.000	03/01/19	7,820,000	7,834,531
Marsh & McLennan Cos., Inc.	2.550	10/15/18	300,000	299,940
Maxim Integrated Products, Inc.	2.500	11/15/18	6,625,000	6,617,822
MBIA Inc.	6.400	08/15/22	75,074,000	71,226,457
McKesson Corp.	2.284	03/15/19	14,196,000	14,153,716
Medtronic Global Holdings S.C.A.	1.700	03/28/19	100,000	99,379
Merrill Lynch & Co. (f)	0.000	09/25/18	149,000	147,819
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (c)	2.885	09/15/26	3,870,000	3,703,895
Meta Financial Group, Inc. (5.750% to 08/15/21,
then 3 month LIBOR + 4.630%) (c)	5.750	08/15/26	2,525,000	2,581,745
MetLife, Inc. (5.250% to 06/15/20,
then 3 month LIBOR + 3.575%) (c) (g)	5.250	06/15/20	4,440,000	4,517,700
Metropolitan Edison Co.	7.700	01/15/19	1,511,000	1,556,966
Midcontinent Express Pipeline LLC (h)	6.700	09/15/19	22,665,000	23,288,287
Mission Health System, Inc.	1.727	10/01/18	1,015,000	1,010,711
Molson Coors Brewing Co.	1.900	03/15/19	1,882,000	1,867,853
Morgan Stanley (CPI YOY + 3.050%) (c)	5.262	07/28/18	573,000	573,000
Morgan Stanley	2.450	02/01/19	10,000,000	9,981,254
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	4.212	04/01/21	130,000	131,950
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	4.212	06/09/23	100,000	101,731
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	24,320,000	25,536,000
Mylan Inc.	2.550	03/28/19	172,000	171,637
National Bank of Canada	2.100	12/14/18	19,613,000	19,584,219
National Fuel Gas Co.	8.750	05/01/19	3,890,000	4,090,165
National Rural Utilities Cooperative Finance Corp.	6.550	11/01/18	1,760,000	1,788,192
National Rural Utilities Cooperative Finance Corp.	10.375	11/01/18	1,100,000	1,134,435
Newell Brands, Inc.	2.150	10/15/18	3,455,000	3,445,331
Newell Brands, Inc.	2.600	03/29/19	4,843,000	4,828,352
NexBank Capital, Inc. (5.500% to 03/15/21,
then 3 month LIBOR + 4.355%) (c) (h)	5.500	03/16/26	4,500,000	4,567,500
Noble Holding Int’l. Ltd.	4.625	03/01/21	6,657,000	6,457,290
Northern Trust Co.	6.500	08/15/18	1,250,000	1,260,315
Nutrien Ltd.	6.750	01/15/19	3,974,000	4,073,702

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
NXP B.V. / NXP Funding LLC (h)	4.125	06/01/21	1,879,000	$1,893,280
ONEOK Partners, L.P.	8.625	03/01/19	10,106,000	10,526,862
Oshkosh Corp.	5.375	03/01/22	7,746,000	7,954,212
Pacific Continental Corp. (5.875% to 06/30/21,
then 3 month LIBOR + 4.715%) (c)	5.875	06/30/26	500,000	511,181
Panhandle Eastern Pipe Line Co., LP	7.000	06/15/18	2,010,000	2,012,547
Pentair Finance S.A.	2.900	09/15/18	148,000	148,246
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c) (h)	2.406	09/15/22	2,738,000	2,655,860
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c) (h)	2.406	09/15/22	1,000,000	970,000
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c) (h)	2.406	09/15/23	3,791,000	3,648,838
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c) (h)	2.406	09/15/23	1,705,000	1,641,063
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c) (h)	2.406	09/15/24	3,334,000	3,183,970
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c) (h)	2.406	09/15/24	1,815,000	1,733,325
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%) (c) (h)	2.406	09/15/25	1,530,000	1,453,500
Petrofac Ltd. (h)	3.400	10/10/18	1,090,000	1,082,861
Phillips 66 (3 month LIBOR + 0.750%) (c) (h)	3.098	04/15/20	18,241,000	18,252,309
PNC Bank, N.A.	1.850	07/20/18	1,107,000	1,106,411
PPL Capital Funding, Inc.	1.900	06/01/18	330,000	330,000
Principal Financial Group, Inc. (4.700% to 05/15/20,
then 3 month LIBOR + 3.044%) (c)	4.700	05/15/55	32,000,000	32,000,000
Progress Energy, Inc.	7.050	03/15/19	2,185,000	2,256,307
Provident Cos., Inc.	7.000	07/15/18	1,468,000	1,475,506
PSEG Power LLC	2.450	11/15/18	2,251,000	2,251,408
QVC Inc.	3.125	04/01/19	7,140,000	7,137,706
ReadyCap Holdings, LLC (h)	7.500	02/15/22	25,500,000	26,022,750
Reed Elsevier Capital Inc.	8.625	01/15/19	7,648,000	7,906,112
Regions Bank	2.250	09/14/18	21,697,000	21,674,064
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (c)	4.790	12/15/65	33,029,000	32,533,565
Renasant Corp. (5.000% to 09/01/21,
then 3 month LIBOR + 3.840%) (c)	5.000	09/01/26	3,450,000	3,498,333
Roper Industries, Inc.	2.050	10/01/18	3,858,000	3,853,495
Royal Bank of Canada (6.100% where USISDA10
is greater than or equal to 1.784%) (c)	6.100	08/15/19	2,000,000	2,022,000
Ryder System, Inc.	2.350	02/26/19	775,000	772,806
S&P Global Inc.	2.500	08/15/18	1,110,000	1,110,114
Select Income REIT	3.600	02/01/20	15,873,000	15,819,159
Select Income REIT	4.150	02/01/22	9,473,000	9,481,418
Select Income REIT	4.250	05/15/24	2,320,000	2,245,941
Seminole Indian Tribe of Florida (h)	7.804	10/01/20	290,000	290,000
Seminole Indian Tribe of Florida (h)	8.030	10/01/20	18,600,000	18,600,000
Senior Housing Properties Trust	3.250	05/01/19	23,183,000	23,201,059

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Senior Housing Properties Trust	6.750	04/15/20	4,824,000	$5,024,157
SESI LLC	7.125	12/15/21	38,264,000	38,981,450
Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	9,709,000	9,573,234
SLM Corp.	5.190	04/24/19	529,000	527,678
SLM Corp. (b)	6.250	09/15/20	172,000	172,056
SLM Corp. (b)	6.750	12/15/20	306,000	305,946
SLM Corp. (b)	6.750	12/15/20	95,000	95,053
SLM Corp. (b)	8.000	12/15/20	71,000	71,078
SLM Corp.	6.000	06/15/21	261,000	259,901
SLM Corp.	6.150	06/15/21	146,000	146,013
SLM Corp.	7.250	01/25/22	602,000	636,615
Southern Co.	1.550	07/01/18	257,000	256,843
Southern Co.	2.450	09/01/18	517,000	516,667
Spectra Energy Partners, L.P.	2.950	09/25/18	1,128,000	1,128,499
Spirit AeroSystems, Inc.	5.250	03/15/22	600,000	616,297
Sprint Spectrum Co. LLC (b) (h)	3.360	03/20/23	20,659,625	20,504,678
Standard Chartered PLC (h)	2.400	09/08/19	10,500,000	10,401,058
Stanley Black & Decker Inc.	2.451	11/17/18	2,044,000	2,042,165
Stanley Black & Decker Inc. (5.750% to 12/15/18,
then 3 month LIBOR + 4.304%) (c)	5.750	12/15/53	37,492,000	37,866,920
State Street Bank & Trust Co.	5.250	10/15/18	729,000	736,222
Sumitomo Mitsui Banking Corp.	2.500	07/19/18	525,000	525,086
Sumitomo Mitsui Banking Corp.	1.762	10/19/18	250,000	249,369
Sumitomo Mitsui Banking Corp. (3 month LIBOR + 0.670%) (c)	3.025	10/19/18	951,000	953,270
Sumitomo Mitsui Banking Corp. (3 month LIBOR + 0.940%) (c)	3.295	01/18/19	600,000	603,260
Synchrony Financial	2.600	01/15/19	25,475,000	25,433,830
TECO Finance, Inc.	5.150	03/15/20	800,000	826,623
Torchmark Corp.	9.250	06/15/19	3,835,000	4,074,326
Total System Services, Inc.	2.375	06/01/18	26,423,000	26,423,000
Toyota Motor Credit Corp. (3 month LIBOR + 0.260%,
floor 0.000%) (c)	2.591	01/09/19	340,000	340,635
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (c)	4.553	05/15/67	19,398,000	18,355,357
Twenty-First Century Fox America, Inc.	6.900	03/01/19	5,728,000	5,905,674
Tyco Electronics Group S.A.	2.375	12/17/18	3,573,000	3,569,266
Union Bank, N.A.	2.625	09/26/18	612,000	612,001
Union Bank, N.A.	2.250	05/06/19	6,940,000	6,913,473
United Utilities PLC	4.550	06/19/18	5,585,000	5,589,070
Walgreen Co.	5.250	01/15/19	2,510,000	2,547,494
WellPoint, Inc.	2.300	07/15/18	795,000	794,778
Wells Fargo & Co.	2.150	01/15/19	10,115,000	10,087,327
Western Gas Partners LP	2.600	08/15/18	3,435,000	3,433,081
Western Union Co.	3.650	08/22/18	25,000	25,070
Western Union Co. (3 month LIBOR + 0.800%) (c)	3.129	05/22/19	43,980,000	44,147,391
Westvaco Corp.	7.500	06/15/27	142,000	141,989
Worthington Industries, Inc.	6.500	04/15/20	500,000	529,117
WT Holdings, Inc. (h)	7.000	04/30/23	17,000,000	17,000,000
XL Group PLC (3 month LIBOR + 2.4575%) (c) (g)	4.805	07/03/18	85,311,000	82,980,303

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Federal Agency Mortgage-Backed Securities - 0.2%				$6,084,094
Fannie Mae REMIC, Series 2013-29 Class AI IO	2.500	04/25/28	7,119,285	515,420
Freddie Mac, Series C9-0241	6.500	12/01/18	1,525	1,533
Freddie Mac REMIC, Series 4136 Class IH IO	3.500	09/15/27	10,389,329	975,929
Freddie Mac REMIC, Series 4238 Class NS IO (-1.0 times
1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	4.781	02/15/42	4,218,138	577,793
Freddie Mac Structured Agency Credit Risk Debt Notes, Series
2014-HQ1 M2 (1 month LIBOR + 2.500%, floor 0.000%) (c)	4.460	08/25/24	3,966,064	3,988,015
Ginnie Mae, Series 78-2071X	7.000	05/15/33	22,288	25,404

Residential Mortgage-Backed Securities - 0.1%				2,698,452
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	378,114	359,484
Minnesota Housing Finance Agency	2.700	09/01/41	2,464,302	2,338,968

Sovereign Bonds - 1.9%				55,620,851
Bayerische Landesbank (3 month LIBOR + 1.160% where
(USISDA30 - USISDA02) is greater than -0.250%) (c)	3.468	10/02/21	6,000,000	6,125,321
Export-Import Bank of Korea	2.875	09/17/18	32,185,000	32,188,476
Korea Development Bank	2.875	08/22/18	4,967,000	4,968,838
Korea Hydro & Nuclear Power Co., Ltd. (h)	2.875	10/02/18	5,000,000	4,995,145
Korea Western Power Co., Ltd. (h)	2.875	10/10/18	5,000,000	4,994,232
Petroleos Mexicanos	3.500	07/18/18	290,000	290,145
Petroleos Mexicanos	8.000	05/03/19	1,991,000	2,058,694

Taxable Municipal Bonds - 4.3%				127,513,240
Casino Reinvestment Development Authority NJ	5.340	06/01/20	5,645,000	5,682,088
City of Berwyn IL General Obligation	3.550	12/01/18	480,000	480,043
City of Long Beach CA Pension Obligation	5.180	09/01/21	4,130,000	4,277,069
City of Miami FL	6.750	12/01/18	530,000	534,855
City of Newark NJ	3.057	04/01/20	700,000	690,550
City of Portland OR South Park Blocks Urban Renewal &
Redevelopment	6.031	06/15/18	29,132	29,163
County of Cuyahoga OH	5.000	12/01/19	95,000	95,433
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/19	250,000	251,885
County of Ohio WV Special District Excise Tax Revenue	3.500	03/01/20	495,000	495,738
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/20	575,000	583,786
County of Racine WI Anticipation Notes	3.050	12/01/20	62,900,000	62,918,241
County of Reeves TX Certs. of Participation	5.625	12/01/18	94,340	81,575
County of Reeves TX Certs. of Participation	6.500	12/01/18	170,074	146,939
County of Reeves TX Certs. of Participation	7.500	12/01/18	26,473	22,867
County of Reeves TX Certs. of Participation	6.750	12/01/19	1,320,000	736,362
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	339,871
County of Reeves TX Certs. of Participation	6.875	12/01/20	370,000	184,493
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	20,934
County of Reeves TX Certs. of Participation	7.000	12/01/21	500,000	232,305
County of Reeves TX Certs. of Participation	7.700	12/01/21	3,340,000	1,603,668
District of Columbia Revenue	5.375	10/01/18	1,455,000	1,453,516
Eastern Illinois University	5.450	04/01/19	515,000	521,716
Eastern Illinois University	5.600	04/01/20	585,000	593,114

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Eastern Illinois University	5.700	04/01/21	125,000	$126,735
Fannin County TX Public Facility Corp.	5.200	10/01/19	515,000	492,314
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	730,059
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	3,625,000	3,616,880
Garza County TX Public Facility Corp.	6.200	10/01/20	1,245,000	1,040,758
Guam Gov’t. Business Privilege Tax Revenue	4.383	01/01/22	1,535,000	1,522,045
Guam Gov’t. Waterworks Authority	3.061	07/01/18	255,000	254,898
LL & P Wind Energy, Inc. WA (h)	5.983	12/01/22	8,595,000	8,920,493
New Jersey Economic Development Authority	3.300	06/15/19	1,000,000	1,000,490
New Jersey Economic Development Authority	3.290	07/01/19	320,000	318,774
New Jersey Sports & Exposition Authority	6.076	03/01/23	415,000	450,902
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	250,000	252,532
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	1,425,000	1,406,731
Puerto Rico Commonwealth Gov’t. Development Bank (i)	4.704	05/01/16	24,080,000	9,752,400
San Luis AZ Facility Development Corp.	5.350	05/01/19	1,240,000	1,192,024
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	588,669
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	746,810
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	860,912
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	799,700
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	798,013
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	801,866
State of Connecticut General Obligation	2.300	01/15/19	1,000,000	995,960
State of Illinois Pension Funding	4.350	06/01/18	222,000	222,000
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	636,180
Town of Hamden CT General Obligation	4.000	08/15/19	680,000	685,739
Town of Oyster Bay NY General Obligation	3.800	02/01/20	1,725,000	1,725,621
Town of Oyster Bay NY General Obligation	3.950	02/01/21	890,000	890,071
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	3,500,000	3,417,295
West Texas Detention Facility Corp.	4.700	11/01/18	920,000	886,227
Willacy County TX Public Facility Corp.	5.600	12/01/18	420,000	403,931

Tax-Exempt Municipal Bonds - 0.2%				6,450,426
Casino Reinvestment Development Authority NJ	5.250	06/01/19	5,000,000	5,015,650
Puerto Rico Commonwealth	5.500	07/01/18	100,000	100,237
Puerto Rico Commonwealth	5.500	07/01/19	130,000	133,899
Puerto Rico Electric Power Authority	5.000	07/01/19	770,000	777,939
Puerto Rico Highways & Transportation Authority	4.125	07/01/19	120,000	120,290
Puerto Rico Municipal Finance Agency	5.250	08/01/19	100,000	101,405
Virgin Islands Port Authority	5.000	09/01/18	200,000	201,006

U.S. Government & Agency Issues - 0.8%				24,562,557
Federal Farm Credit Banks	1.400	03/27/19	300,000	298,023
Federal Farm Credit Banks	1.030	04/05/19	4,382,000	4,336,690
Federal Farm Credit Banks	1.190	04/22/19	245,000	242,605
Federal Home Loan Banks	2.250	05/03/19	3,815,000	3,814,470
Freddie Mac	1.125	04/15/19	1,000,000	990,301
U.S. Treasury Bonds	1.250	04/30/19	10,000,000	9,908,984
U.S. Treasury Bonds	1.625	04/30/19	5,000,000	4,971,484

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

			Shares or
	Rate(%)	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%				$39,934,329
(COST $39,937,271)

Money Market Funds - 0.0%^				100,000
Fidelity Inst’l. Government Portfolio Class I (a)	1.635		100,000	100,000

U.S. Government & Agency Issues - 1.4%				39,834,329
U.S. Treasury Bills (b)	1.831	08/02/18	10,000,000	9,968,225
U.S. Treasury Bills (b)	1.851	08/09/18	10,000,000	9,964,398
U.S. Treasury Bills (b)	1.874	08/30/18	10,000,000	9,952,750
U.S. Treasury Bills (b)	1.889	09/06/18	10,000,000	9,948,956

TOTAL INVESTMENTS - 100.6% (COST $3,033,287,542)				2,993,227,346

NET OTHER ASSETS AND LIABILITIES - (0.6%)				(16,993,367)

NET ASSETS - 100.0%				$2,976,233,979

(a)	Represents the 7-day yield at May 31, 2018.
(b)	Rate shown represents the current coupon rate at May 31, 2018.
(c)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(e)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
(f)	Zero-coupon security.
(g)	Perpetual maturity; date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At May 31, 2018, the aggregate value of these securities was $786,145,843, representing 26.4% of net assets.
(i)	Security is currently in default. When a bond is in default its scheduled interest and/or principal payments are not currently being paid.
^	Rounds to 0.0%.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

Abbreviations:
CPI YOY	Consumer Price Index Year-on-Year Growth Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
S.A.B. de C.V.	Sociedad Anónima Bursátil de Capital Variable is the term for publicly traded companies in Mexico.
SCA	Société en commandite par actions is the Luxembourg term for a partnership limited by shares.
SCS	Société en Commandite Simple is the Luxembourg equivalent of a limited partnership.
SRL	Società a Responsabilità Limitata is the Italian term for a public limited company.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2018

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
Six-Month Period Ended May 31, 2018	Expense Ratio	Account Value	Account Value	Expenses Paid
	for the Period	12/01/17	05/31/18	During the Period*
LargeCap Fund
Actual	1.05%	$1,000.00	$1,010.96	$5.26
Hypothetical (5% return before expenses)	1.05%	$1,000.00	$1,019.76	$5.29
MidCap Fund
Actual	1.15%	$1,000.00	$1,014.07	$5.77
Hypothetical (5% return before expenses)	1.15%	$1,000.00	$1,019.27	$5.79
Bond Fund
Actual	0.71%	$1,000.00	$1,013.06	$3.56
Hypothetical (5% return before expenses)	0.71%	$1,000.00	$1,021.46	$3.58

*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2018 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Assets
Total investments in securities, at value (Cost $129,476,
$41,737 and $3,033,287, respectively)	$125,713	$49,976	$2,993,227
Cash	–	–	11,642
Due from sale of securities	409	119	1,165
Receivable from fund shares sold	4	–	15,296
Dividends and interest receivable	269	53	29,387
Prepaid expenses	17	15	86
Total assets	126,412	50,163	3,050,803
Liabilities
Due on purchase of securities	303	107	69,728
Payable for fund shares redeemed	55	–	2,990
Accrued expenses payable	26	19	148
Accrued directors expense payable	–	–	2
Due to Advisor	99	37	1,701
Total liabilities	483	163	74,569
Net assets	$125,929	$50,000	$2,976,234
Net assets consist of
Capital stock ($.001 par value)	$130,496	$41,254	$3,130,459
Undistributed net investment income	334	36	18,440
Accumulated net realized gain (loss) on investments	(1,138)	471	(132,605)
Net unrealized appreciation (depreciation) on investments	(3,763)	8,239	(40,060)
Net assets	$125,929	$50,000	$2,976,234
Net asset value per share
Shares of capital stock outstanding
(unlimited shares authorized)	1,900	3,842	259,245
Offering and redemption price	$66.29 (a)	$13.02 (a)	$11.48

(a) Does not recalculate due to rounding.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2018 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Investment income
Interest	$–	$–	$51,461
Dividends	1,257	330	–
Less foreign taxes withheld	(6)	(1)	–
Total investment income	1,251	329	51,461
Expenses
Investment advisory fees	608	254	8,160
Shareholder servicing costs	42	15	629
Administrative & accounting services fees	61	33	384
Custody fees	6	3	109
Directors fees	14	12	74
Federal & state registration	17	16	44
Professional fees	20	20	42
Other expenses	11	5	225
Total expenses	779	358	9,667
Less expenses reimbursed by Advisor	(99)	(65)	–
Net expenses	680	293	9,667
Net investment income	571	36	41,794
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(739)	681	(7,283)
Net unrealized appreciation (depreciation) on investments	2,248	246	9,388
Net realized and unrealized gain (loss)	1,509	927	2,105
Increase in net assets resulting from operations	$2,080	$963	$43,899

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND

	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2018	November 30,	May 31, 2018	November 30,	May 31, 2018	November 30,
	(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017
Operations
Net investment income	$571	$720	$36	$29	$41,794	$73,657
Net realized gain (loss) on investments	(739)	23,322	681	3,508	(7,283)	(1,198)
Net unrealized appreciation
(depreciation) on investments	2,248	(6,513)	246	2,967	9,388	55,402
Net increase in net assets resulting
from operations	2,080	17,529	963	6,504	43,899	127,861
Distributions to shareholders
Distributions from net investment income	(879)	(930)	(29)	(23)	(37,188)	(80,820)
Distributions from net realized
gains on securities transactions	(192)	–	(3,603)	(2,027)	–	–
Total distributions to shareholders	(1,071)	(930)	(3,632)	(2,050)	(37,188)	(80,820)
Fund share transactions (see note 4)	(4,085)	(5,115)	1,817	2,553	348,881	553,066
Total increase (decrease) in net assets	(3,076)	11,484	(852)	7,007	355,592	600,107
Net assets
Beginning of period	129,005	117,521	50,852	43,845	2,620,642	2,020,535
End of period	$125,929	$129,005	$50,000	$50,852	$2,976,234	$2,620,642
Undistributed net investment
income included in net
assets at end of period	$334	$642	$36	$29	$18,440	$13,338

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2018

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds and municipal bonds are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, asset-backed securities, mortgage-backed securities, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2018:

LargeCap Fund
	Level 1	Level 2	Level 3	Total
Common stocks	$125,669,338	$–	$–	$125,669,338
Short-term investments	43,717	–	–	43,717
Total	$125,713,055	$–	$–	$125,713,055

MidCap Fund
	Level 1	Level 2	Level 3	Total
Common stocks	$49,939,908	$–	$–	$49,939,908
Short-term investments	35,854	–	–	35,854
Total	$49,975,762	$–	$–	$49,975,762

Bond Fund
	Level 1	Level 2	Level 3	Total
Bonds	$–	$2,953,293,017	$–	$2,953,293,017
Short-term investments	100,000	39,834,329	–	39,934,329
Total	$100,000	$2,993,127,346	$–	$2,993,227,346

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the six-month period ended May 31, 2018. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 9, 2018, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 4.75% as of May 31, 2018. As of May 31, 2018, the limits established are: LargeCap Fund - $6,000,000, MidCap Fund - $2,300,000 and Bond Fund - $127,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The LOC was drawn upon during the period; however, as of May 31, 2018, there were no borrowings by the Funds outstanding under the LOC. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2018.

		Average			Date of
	Average	Interest	Interest	Maximum	Maximum
	Balance	Rate	Expense	Borrowing	Borrowing
LargeCap Fund	$44,648	4.58%	$1,033	$673,000	03/27/18
MidCap Fund	$18,264	4.68%	$432	$869,000	03/27/18
Bond Fund	$109,918	4.75%	$2,640	$11,516,000	04/03/18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2018, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. See notes 6. Other than as described in note 6, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2019 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 1.05%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2018, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $98,666 and 65,232, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2018, an affiliated shareholder held 13.71% of the MidCap Fund’s outstanding shares. Transactions by the shareholder may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2018, in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$21,076
MidCap Fund	$18,079
Bond Fund	$138,709

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2018, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$9,530
MidCap Fund	$1,427
Bond Fund	$339,654

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

NOTE 4 - FUND SHARE TRANSACTIONS (in thousands)
Transactions in shares of the Funds were as follows:

	Six-Month Period Ended
	May 31, 2018		Year Ended
	(Unaudited)		November 30, 2017
	Shares	Dollars	Shares	Dollars
LargeCap Fund
Shares sold	48	$3,287	97	$5,894
Shares issued in reinvestment of distributions	16	1,042	16	905
Shares redeemed	(125)	(8,414)	(196)	(11,914)
Net increase (decrease)	(61)	($4,085)	(83)	($5,115)
MidCap Fund
Shares sold	142	$1,888	321	$4,078
Shares issued in reinvestment of distributions	274	3,593	165	2,028
Shares redeemed	(279)	(3,664)	(280)	(3,553)
Net increase (decrease)	137	$1,817	206	$2,553
Bond Fund
Shares sold	60,870	$696,678	102,750	$1,170,581
Shares issued in reinvestment of distributions	3,113	35,491	6,699	75,909
Shares redeemed	(33,520)	(383,288)	(60,754)	(693,424)
Net increase (decrease)	30,463	$348,881	48,695	$553,066

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2018 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$20,087,828	$24,658,604	$–	$–
MidCap Fund	$6,594,599	$8,422,494	$–	$–
Bond Fund	$993,946,940	$545,258,099	$513,531,084	$507,911,506

NOTE 6 – INCOME TAX INFORMATION
At May 31, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Federal tax cost	$129,498,857	$41,921,253	$3,033,446,543

Unrealized appreciation	$10,376,905	$13,415,022	$9,788,454
Unrealized depreciation	(14,162,707)	(5,360,513)	(50,007,651)
Net unrealized appreciation (depreciation)	($3,785,802)	$8,054,509	($40,219,197)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The tax basis post-October losses as of November 30, 2017 and capital loss carryforward as of November 30, 2017, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Post-October losses	$402,942	$–	$328,320
Net capital loss carryforward
Short-term	$–	$–	$17,788,426
Long-term	–	–	106,594,621
Total capital loss carryforward	$–	$–	$124,383,047

During the fiscal year ended November 30, 2017, the LargeCap Fund utilized capital loss carryforwards in the amount of $23,515,595. Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during the six-month period ended May 31, 2018 and the fiscal year ended November 30, 2017 are as follows:

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Six-month period ended May 31, 2018 (Unaudited)
Distributions paid from
Ordinary income	$878,543	$154,749	$37,187,934
Long-term capital gains	191,999	3,477,629	–
Total distributions paid	$1,070,542	$3,632,378	$37,187,934

Fiscal year ended November 30, 2017
Distributions paid from
Ordinary income	$929,915	$363,026	$80,820,288
Long-term capital gains	–	1,687,109	–
Total distributions paid	$929,915	$2,050,135	$80,820,288

The following distributions were declared on June 22, 2018, payable to shareholders on June 25, 2018 (Unaudited):

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND

Ordinary income distributions
Amount	$–	$–	$23,947,240
Per Share	$–	$–	$0.09

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

LARGECAP FUND	Six-Month
	Period Ended
	May 31, 2018	Year Ended November 30,
	(Unaudited)	2017	2016	2015	2014	2013
Per share operating performance
Net asset value, beginning of period	$65.77	$57.48	$50.72	$53.40	$46.47	$34.27
Income from investment operations
Net investment income	0.30	0.37	0.47	0.35	0.27	0.19
Net realized and unrealized gains (losses)
on investments	0.77	8.38	6.64	(2.75)	6.84	12.20
Total from investment operations	1.07	8.75	7.11	(2.40)	7.11	12.39
Less distributions
Distributions from net investment income	(0.45)	(0.46)	(0.35)	(0.28)	(0.18)	(0.19)
Distributions from net realized gains	(0.10)	–	–	–	–	–
Total distributions	(0.55)	(0.46)	(0.35)	(0.28)	(0.18)	(0.19)
Net asset value, end of period	$66.29	$65.77	$57.48	$50.72	$53.40	$46.47
Total return	1.62% (a)	15.32%	14.16%	(4.52% )	15.35%	36.33%
Ratios and supplemental data
Net assets, end of period (millions)	$125.9	$129.0	$117.5	$111.9	$128.6	$124.8
Ratios to average net assets:
Ratios of expenses	1.05% (b)	1.10%	1.13%	1.15%	1.15%	1.21%
Ratio of expenses without reimbursement	1.20% (b)	1.22%	1.25%	1.22%	1.23%	1.22%
Ratio of net investment income	0.88% (b)	0.59%	0.90%	0.64%	0.54%	0.46%
Ratio of net investment income
without reimbursement	0.73% (b)	0.47%	0.78%	0.57%	0.46%	0.45%
Portfolio turnover rate	16% (a)	89%	32%	45%	27%	38%

(a) Calculated on a non-annualized basis.
(b) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

MIDCAP FUND	Six-Month
	Period Ended
	May 31, 2018		Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014		2013
Per share operating performance
Net asset value, beginning of period	$13.73		$12.53	$12.07	$14.04	$14.04		$11.28
Income from investment operations
Net investment income (loss)	0.01		0.01	0.01	– (a)	–	(a)	–	(a)
Net realized and unrealized gains (losses)
on investments	0.27		1.78	1.45	(0.64)	1.47		3.71
Total from investment operations	0.28		1.79	1.46	(0.64)	1.47		3.71
Less distributions
Distributions from net investment income	(0.01)		(0.01)	– (a)	–	–		–
Distributions from net realized gains	(0.98)		(0.58)	(1.00)	(1.33)	(1.47)		(0.95)
Total distributions	(0.99)		(0.59)	(1.00)	(1.33)	(1.47)		(0.95)
Net asset value, end of period	$13.02		$13.73	$12.53	$12.07	$14.04		$14.04
Total return	1.98%	(b)	14.78%	13.82%	(5.10% )	11.82%		35.65%
Ratios and supplemental data
Net assets, end of period (millions)	$50.0		$50.9	$43.8	$38.4	$41.3		$37.6
Ratios to average net assets:
Ratios of expenses	1.15%	(c)	1.20%	1.25%	1.30%	1.30%		1.30%
Ratio of expenses without reimbursement	1.41%	(c)	1.44%	1.50%	1.49%	1.54%		1.63%
Ratio of net investment income (loss)	0.14%	(c)	0.06%	0.06%	0.01%	(0.02%	)	(0.02%	)
Ratio of net investment loss
without reimbursement	(0.11%	)(c)	(0.18% )	(0.19% )	(0.18% )	(0.27%	)	(0.35%	)
Portfolio turnover rate	13%	(b)	29%	34%	27%	34%		47%

(a) Less than .005 per share.
(b) Calculated on a non-annualized basis.
(c) Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

BOND FUND	Six-Month
	Period Ended
	May 31, 2018	Year Ended November 30,
	(Unaudited)	2017	2016	2015	2014	2013
Per share operating performance
Net asset value, beginning of period	$11.45	$11.22	$10.98	$11.69	$11.91	$11.95
Income from investment operations
Net investment income	0.18	0.35	0.49	0.49	0.45	0.41
Net realized and unrealized gains (losses)
on investments	0.01	0.27	0.26	(0.72)	(0.19)	(0.03)
Total from investment operations	0.19	0.62	0.75	(0.23)	0.26	0.38
Less distributions
Distributions from net investment income	(0.16)	(0.39)	(0.51)	(0.48)	(0.45)	(0.40)
Distributions from net realized gains	–	–	–	–	(0.03)	(0.02)
Total distributions	(0.16)	(0.39)	(0.51)	(0.48)	(0.48)	(0.42)
Net asset value, end of period	$11.48	$11.45	$11.22	$10.98	$11.69	$11.91
Total return	1.66% (a)	5.57%	7.05%	(2.04% )	2.19%	3.24%
Ratios and supplemental data
Net assets, end of period (millions)	$2,976.2	$2,620.6	$2,020.5	$2,744.5	$3,724.0	$2,252.1
Ratios to average net assets:
Ratios of expenses	0.71% (b)	0.71%	0.72%	0.71%	0.72%	0.74%
Ratio of net investment income	3.08% (b)	3.01%	4.16%	3.98%	4.04%	3.73%
Portfolio turnover rate	26% (a)	43%	20%	29%	21%	33%

(a) Calculated on a non-annualized basis.
(b) Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor
Thompson Investment Management, Inc.
918 Deming Way
Madison, Wisconsin 53717

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to Shareholders dated as of May 31, 2018 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of July, 2018.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of July, 2018.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

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